Related Party Transactions (Details)						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 25, 2023 USD ($) $ / shares shares	Jan. 25, 2023 USD ($) $ / shares shares	Feb. 05, 2021 USD ($)	Feb. 02, 2021 USD ($) shares	Oct. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Sep. 25, 2023 USD ($)	Aug. 24, 2023 USD ($)	May 09, 2023 USD ($)	Apr. 25, 2023 USD ($)	Mar. 24, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jan. 31, 2023 USD ($)	Nov. 17, 2022 USD ($)	Nov. 09, 2022 USD ($)	Oct. 23, 2020 USD ($)
Related Party Transactions [Line Items]
Percentage of issued and outstanding					20.00%
Proceeds received from private placement											$ 8,000,000
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30
Borrowings								$ 594,000
Agreement outstanding balance						$ 1,153,000		1,153,000		$ 602,021	159,407
Sponsor paid								$ 20,930
Accrued Liabilities [Member]
Related Party Transactions [Line Items]
Agreement outstanding balance											$ 0
Private Placement [Member]
Related Party Transactions [Line Items]
Proceeds received from private placement (in Shares) | shares						800,000		800,000		800,000
Price of warrants (in Dollars per share) | $ / shares						$ 10		$ 10		$ 10
Proceeds received from private placement				$ 8,000,000				$ 8,000,000		$ 8,000,000
Number of shares per warrant (in Shares) | shares						1		1		1
Exercise price of warrants (in Dollars per share) | $ / shares						$ 11.5		$ 11.5		$ 11.5
Price of warrant ( (in Dollars per share) | $ / shares										10
Private Placement [Member] | Redemption of warrants for Class A ordinary shares [Member]
Related Party Transactions [Line Items]
Price of warrants (in Dollars per share) | $ / shares										10
Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock par value (in Dollars per share) | $ / shares						0.0001		0.0001		$ 0.0001	$ 0.0001
Class B Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										30
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Common stock par value (in Dollars per share) | $ / shares						0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class A Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares								800,000
Price of warrants (in Dollars per share) | $ / shares						$ 10		$ 10
Sponsor Promissory Note Agreement [Member]
Related Party Transactions [Line Items]
Amount drew down															$ 25,000	$ 20,000	$ 75,000			$ 1,500,000
Related Party [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid						$ 150,000		$ 450,000		$ 26,010
Amount agreed to pay to sponsor under administrative support agreement								$ 50,000
Related Party [Member] | Accrued Liabilities [Member]
Related Party Transactions [Line Items]
Outstanding balance										$ 600,000
Founder Shares [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Sponsor paid					$ 25,000
Number of shares issued (in Shares) | shares					7,187,500
Common stock par value (in Dollars per share) | $ / shares					$ 0.0001
Number of shares for which forfeiture condition has expired (in Shares) | shares				937,500	937,500
Trading days										20 days
Threshold period										150 years
Founder Shares [Member] | Class B Ordinary Shares [Member] | Private Placement [Member]
Related Party Transactions [Line Items]
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination										30
Founder Shares [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares for which forfeiture condition has expired (in Shares) | shares				937,500	937,500
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in Dollars per share) | $ / shares								$ 12		$ 12
Trading days										30 days
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								30
Percentage of Issued and Outstanding Shares After the Initial Public Offering Collectively Held by Initial Stockholders					20.00%
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination								20
Founder Shares [Member] | Sponsor [Member] | Class B Ordinary Shares [Member]
Related Party Transactions [Line Items]
Sponsor paid					$ 25,000
Number of shares issued (in Shares) | shares					7,187,500
Shares subject to forfeit par value					0.0001
Sponsor [Member]
Related Party Transactions [Line Items]
Outstanding balance of related party note																					$ 300,000
Borrowings			$ 79,000
Working Capital Loans [Member]
Related Party Transactions [Line Items]
Maximum borrowing capacity of related party promissory note						$ 1,500,000		$ 1,500,000		$ 1,500,000
Price of warrant ( (in Dollars per share) | $ / shares						$ 10		$ 10		$ 10
Outstanding balance of related party note										$ 100,800	$ 0
Working Capital Loans [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Outstanding balance						$ 694,000		$ 694,000		100,000
Sponsor Promissory Note Agreement [Member]
Related Party Transactions [Line Items]
Outstanding balance of related party note																				$ 1,500,000
Amount drew down												$ 24,000	$ 25,000	$ 175,000				$ 250,000	$ 100,000
Administrative Support Agreement [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid							$ 150,000	877,000	450,000	50,000	500,000
Administrative Support Agreement [Member] | Related Party [Member]
Related Party Transactions [Line Items]
Expenses incurred and paid						2,465	$ 16,121	2,465	$ 16,121	600,000	$ 0
Outstanding balance
Non-Redemption Agreement [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares	50,000	50,000
Number of holders of shares who accepted non-redemption agreement (in Shares) | shares	1,784,570	1,932,000
Committed ownership interest		9.90%
Number of founder share under agreement (in Shares) | shares	356,914	483,000
Aggregate fair value of founder shares	$ 1,782,000	$ 2,333,639
Aggregate fair value of founder shares (in Dollars per share) | $ / shares	$ 4.99	$ 4.83
Non-Redemption Agreement [Member] | Sponsor [Member]
Related Party Transactions [Line Items]
Number of shares issued (in Shares) | shares	40,000